Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment
Reconciliation of the carrying amount of property, plant and equipment

	2020 $m				2019 $m
	Group				Group
	occupied	Tangible	Right-of-		occupied	Tangible	Right-of-
	property	assets	use assets	Total	property	assets	use assets	Total
Balance at 1 Jan
Cost	351	687	734	1,772	525	2,089	—	2,614
Accumulated depreciation	(76)	(490)	(141)	(707)	(105)	(714)	—	(819)
Opening net book amount	275	197	593	1,065	420	1,375	—	1,795
Removal of discontinued UK and Europe operations	—	—	—	—	(143)	(1,170)	—	(1,313)
Recognition of right-of-use asset on initial application of IFRS 16	—	—	—	—	—	—	527	527
Arising on acquisitions of subsidiaries	—	—	—	—	6	13	1	20
Additions	3	56	21	80	1	63	196	260
Depreciation and impairment charge	(9)	(64)	(145)	(218)	(9)	(77)	(141)	(227)
Disposals and transfers	(3)	(13)	(25)	(41)	—	(11)	1	(10)
Effect of movements in exchange rates	1	8	(2)	7	—	4	9	13
Balance at 31 Dec	267	184	442	893	275	197	593	1,065
Representing:
Cost	355	707	710	1,772	351	687	734	1,772
Accumulated depreciation	(88)	(523)	(268)	(879)	(76)	(490)	(141)	(707)
Closing net book amount	267	184	442	893	275	197	593	1,065